Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Statements of Operations and Comprehensive (Loss) Income (Details) - Kentucky First Federal Bancorp [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income
Interest income	$ 2	$ 3
Total income	498	(1,317)
Non-interest expenses	462	510
Earnings (loss) before income taxes	36	(1,827)
Income tax expense (benefit)	(96)	(106)
Net income (loss)	132	(1,721)
Unrealized holding losses on securities designated as available-for-sale during the year, net of taxes of $63 and $30 in 2025 and 2024, respectively	191	91
Comprehensive income (loss)	323	(1,630)
First Federal of Hazard [Member]
Income
Dividends	453
Equity in undistributed (excess distributed) earnings	(273)	(29)
Frankfort First [Member]
Income
Dividends
Equity in undistributed (excess distributed) earnings	$ 316	$ (1,291)